Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Expenses
Administrative fees	$ 77,603	$ 50,406	$ 71,458
Insurance	35,730	31,779	46,282
IT Services	12,000	12,000	12,000
Legal, accounting and audit	29,885	20,306	20,400
Office and miscellaneous	1,572	1,245	16,148
Property investigation	23,275	0	24,117
Regulatory, trust and filing	64,233	28,682	39,628
Shareholder communications	5,144	4,752	6,286
Operating expenses	(249,442)	(149,170)	(236,319)
Interest income	1,091	1,846	2,338
Interest expense	(6,291)	(6,236)	0
Foreign exchange loss	(477)	(155)	(486)
Gain on settlement of debt	2,779,882	0	0
Income (loss) and comprehensive income (loss) for the year	$ 2,524,763	$ (153,715)	$ (234,467)
Basic income (loss) per common share	$ 0.16	$ (0.02)	$ (0.02)
Diluted income (loss) per common share	$ 0.13	$ (0.02)	$ (0.02)
Basic weighted average number of common shares outstanding	15,959,818	10,041,411	9,530,548
Diluted weighted average number of common shares outstanding	19,165,047	10,041,411	9,530,548